Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Undiscounted Cash Flows of Financial Liabilities

The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
At December 31, 2016
Other financial liabilities (except for finance leases)	1,936,825	128,508	173,145	—	2,238,478
Finance leases	127,496	85,989	26,780	19,506	259,771
Bonds	113,299	180,431	365,697	1,334,485	1,993,912
Trade accounts payables	1,276,617	—	—	—	1,276,617
Accounts payables to related parties	80,217	28,082	37,238	—	145,537
Other accounts payables	303,827	49,064	143,655	—	496,546
Other non-financial liabilities	—	1,081	—	—	1,081

	3,838,281	473,155	746,515	1,353,991	6,411,942

At December 31, 2017
Other financial liabilities (except for finance leases)	1,003,500	336,913	290,253	—	1,630,666
Finance leases	72,864	41,877	24,022	638	139,401
Bonds	109,746	148,986	353,349	1,272,647	1,884,728
Trade accounts payables	1,453,046	—	—	—	1,453,046
Accounts payables to related parties	55,174	25,954	—	—	81,128
Other accounts payables	153,498	34,527	371,976	—	560,001
Other non-financial liabilities	—	383	—	—	383

	2,847,828	588,640	1,039,600	1,273,285	5,749,353

Schedule of Information About Gearing Ratio

As of December 31, the gearing ratio was as follows:

	2016	2017
Total financial liabilities and bonds	3,348,152	2,637,630
Less: Cash and cash equivalent	(606,950)	(626,180)

Net debt	2,741,202	2,011,450
Total equity	2,489,737	2,589,078

Total capital	5,230,939	4,600,528

Gearing ratio	0.52	0.44

Schedule of Assets and Liabilities Measured at Fair Value

The table below shows the Group’s assets and liabilities measured at fair value at December 31, 2016 and 2017:

	Level 1	Level 2	Level 3	Total
At December 31, 2016
Financial assets
Financial assets at fair value through profit or loss	6,379	—	—	6,379
Financial liabilities
Derivatives used for hedging	—	1,081	—	1,081
At December 31, 2017
Financial assets
Financial assets at fair value through profit or loss	181	—	—	181
Financial liabilities
Derivatives used for hedging	—	383	—	383